SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - Ayala Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Uncertain tax position at the beginning of the period	$ 858	$ 581	$ 424
Additions for uncertain tax position of prior years (foreign exchange and interest)	19	17	3
Additions for tax positions of current period	470	260	153
Uncertain tax position at the end of the period	$ 1,347	$ 858	$ 581